UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21901

ALPINE GLOBAL DYNAMIC DIVIDEND FUND
(Exact name of registrant as specified in charter)

2500 Westchester Avenue, Suite 215, Purchase, New York		10577
(Address of principal executive offices)		(Zip code)

Alpine Woods Capital Investors, LLC 2500 Westchester Avenue, Suite 215 Purchase, New York 10577
(Name and address of agent for service)

Copies of information to:

Thomas R. Westle, Esq.		Sarah E. Cogan, Esq.
Blank Rome LLP		Simpson Thacher & Bartlett LLP
405 Lexington Ave		425 Lexington Ave
New York, NY 10174		New York, NY 10174

Registrant's telephone number, including area code:		914-251-0880

Date of fiscal year end:	October 31

Date of reporting period:	May 30, 2008 – July 31, 2008

Item 1 – Schedule of Investments.

ALPINE GLOBAL DYNAMIC DIVIDEND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2008 (Unaudited)

		Value
Description	Shares	(Note 1)

COMMON STOCKS (102.8%)
Australia (11.7%)
AXA Asia Pacific Holdings, Ltd.	600,000	$2,542,325
Babcock & Brown Wind Partners	4,000,000	6,082,748
BHP Billiton, Ltd. - ADR	96,500	7,204,690
Boart Longyear Group	3,557,656	6,833,788
Cochlear, Ltd.	50,000	2,080,940
ConnectEast Group	1,950,000	1,753,498
Imdex, Ltd.	2,287,760	3,446,654
Transfield Services, Ltd.	640,000	4,519,689
WorleyParsons, Ltd.	100,000	3,012,184
		37,476,516
Austria (0.3%)
Strabag SE	15,000	1,010,779

Belgium (1.0%)
InBev NV	50,000	3,373,161

Bermuda (2.6%)
Frontline, Ltd.	85,000	5,454,450
Golden Ocean Group, Ltd.	510,000	2,936,412
		8,390,862
Brazil (0.7%)
Cia Vale do Rio Doce - ADR	75,000	2,252,250

Canada (2.3%)
Potash Corp. of Saskatchewan	8,800	1,807,955
Rogers Communications, Inc.	170,000	5,742,761
		7,550,716
Denmark (1.8%)
FLSmidth & Co. AS	61,050	5,941,621

Finland (4.5%)
Metso Oyj.	88,800	3,213,527
Nokian Renkaat Oyj.	100,000	4,348,843
Outotec Oyj.	100,000	5,133,445
Stockmann Oyj.	55,060	1,702,240
		14,398,055
Germany (3.3%)
Deutsche Post AG	66,800	1,577,551
E.ON AG	40,400	7,736,049
Fielmann AG	2,500	204,417
Fresenius Medical Care AG & Co.	20,000	1,109,049
		10,627,066
Greece (1.1%)
Diana Shipping, Inc.	90,000	2,738,700
Dryships, Inc.	10,000	771,300
		3,510,000
Hong Kong (2.1%)
China Mobile, Ltd. - ADR	60,000	4,011,000
Midland Holdings, Ltd.	5,000,000	2,653,302
		6,664,302
Ireland (1.5%)
Anglo Irish Bank Corp. PLC	600,000	4,745,044

Israel (0.4%)
Israel Chemicals, Ltd.	65,000	1,214,260

Italy (2.2%)
Danieli & Co. S.p.A.	70,000	2,306,072
Saipem S.p.A.	100,000	3,887,130
Sogefi S.p.A.	237,158	894,304
		7,087,506
Japan (4.3%)
Mitsubishi Corp.	240,000	7,051,954
Nintendo Co., Ltd.	13,800	6,728,275
		13,780,229
Mexico (0.9%)
America Movil SAB de C.V. - ADR	60,000	3,029,400

Netherlands (4.0%)
Chicago Bridge & Iron Co. NV	100,000	3,277,000
Fugro NV	65,000	4,639,598
Imtech NV	25,000	557,254
New World Resources NV*	140,990	4,359,651
		12,833,503
Norway (6.6%)
ABG Sundal Collier Holding ASA	2,970,000	3,622,941
BWG Homes ASA	160,800	520,977
Fred Olsen Energy ASA	19,000	1,043,895
Nordic American Tanker Shipping	155,000	6,187,600
Seadrill, Ltd.	110,000	3,322,371
Yara International ASA	90,000	6,499,337
		21,197,121
Russia (4.2%)
Mobile TeleSystems OJSC - ADR	100,000	7,140,000
Novorossiysk Commercial Sea Port - GDR	79,880	1,078,380
Vimpel-Communications OJSC - ADR	205,000	5,172,150
		13,390,530
South Korea (1.5%)
Macquarie Korea Infrastructure Fund - GDR	800,000	4,800,000

Spain (1.1%)
Cintra Concesiones de Infraestructuras de Transporte SA	100,000	1,132,446
Tecnicas Reunidas SA	30,000	2,265,829
		3,398,275
Sweden (2.3%)
Hoganas AB, B Shares	20,000	385,689
Intrum Justitia AB	186,700	2,999,054
Unibet Group PLC	205,000	4,063,362
		7,448,105
Switzerland (2.1%)
Nestle SA	150,000	6,599,198

United Kingdom (3.3%)
Eurasian Natural Resources Corp.*	130,000	2,718,533
Serco Group PLC	400,000	3,258,672
Southern Cross Healthcare, Ltd.	870,000	2,017,641
Xstrata PLC	37,500	2,710,109
		10,704,955
United States (37.0%)
Apache Corp.	18,000	2,019,060
Arch Coal, Inc.	45,000	2,533,950
B&G Foods, Inc.	506,600	4,508,740
CF Industries Holdings, Inc.	24,200	3,955,732
Chesapeake Energy Corp.	29,200	1,464,380
Cleveland-Cliffs, Inc.	15,000	1,626,150
CME Group, Inc.	3,000	1,080,390
Consol Energy, Inc.	30,000	2,231,700
Devon Energy Corp.	21,000	1,992,690
Diamond Offshore Drilling, Inc.	69,000	8,231,701
Foundation Coal Holdings, Inc.	45,000	2,673,000
Freeport-McMoRan Copper & Gold, Inc.	10,000	967,500
GateHouse Media, Inc.	707,300	445,599
Genco Shipping & Trading, Ltd.	75,000	5,113,500
Goldman Sachs Group, Inc.	10,000	1,840,400

Healthcare Services Group, Inc.	324,921	5,396,938
Intel Corp.	20,000	443,800
ITC Holdings Corp.	75,000	3,909,000
JPMorgan Chase & Co.	110,000	4,469,300
Macquarie Infrastructure Co., LLC	145,000	3,250,900
Meridian Bioscience, Inc.	75,000	1,950,750
Merrill Lynch & Co., Inc.	45,500	1,212,575
National CineMedia, Inc.	195,000	2,494,050
Noble Corp.	35,000	1,815,450
Norfolk Southern Corp.	50,000	3,596,000
Northeast Utilities	100,000	2,516,000
Nu Skin Enterprises, Inc.	160,000	2,585,600
Overseas Shipholding Group, Inc.	50,400	3,969,000
Peabody Energy Corp.	37,500	2,536,875
PepsiCo, Inc.	130,000	8,652,800
Philip Morris International, Inc.	57,000	2,944,050
Potash Corp. of Saskatchewan	8,800	1,797,576
Procter & Gamble Co.	40,000	2,619,200
Regal Entertainment Group	225,000	3,746,250
Schlumberger, Ltd.	60,000	6,096,000
Ship Finance International, Ltd.	111,900	3,327,906
Southern Copper Corp.	90,000	2,500,200
Time Warner Cable, Inc.*	150,000	4,264,500
Weatherford International, Ltd.*	50,000	1,886,500
		118,665,712
TOTAL COMMON STOCKS
(Identified Cost $383,697,438)		330,089,166

			Value
Description	7 day yield	Shares	(Note 1)

SHORT TERM INVESTMENTS (0.8%)
Morgan Stanley Institutional Liquidity Money Market Fund, Advisor Class(1)	2.383%	2,521,285	2,521,285

TOTAL SHORT TERM INVESTMENTS
(Identified Cost $2,521,285)			2,521,285

TOTAL INVESTMENTS (103.6%)
(Identified Cost $386,218,723)			332,610,451

TOTAL LIABILITIES LESS OTHER ASSETS (-3.6%)			(11,646,518)

NET ASSETS (100.0%)			$320,963,933

*  Non-income producing security.

(1) Investments in other funds are calculated at their respective net asset value as determined by those funds, in accordance with the Investment Company Act of 1940.

See Notes to Quarterly Schedule of Portfolio Investments.

Common Abbreviations

AB - Aktiebolag is the Swedish equivalent of the term corporation.

ADR - American Depositary Receipt.

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

AS - Aktieselskab is the Danish term for a stock-based corporation.

ASA - Allmennaksjeselskap is the Norwegian term for a public limited company.

GDR - Global Depositary Receipt.

Inc. – Incorporated.

LLC - Limited Liability Corp.

Ltd. – Limited.

NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

OJSC - Open Joint Stock Company.

Oyj. - Osakeyhtio is the Finnish equivalent of a limited company.

PLC - Public Limited Co.

SA - Generally designates corporations in various countries, mostly those employing the civil law.

SAB de CV - A variable capital company.

SE – SE Regulation. A European Company which can operate on a Europe-wide basis and be governed by Community law directly applicable in all Member States.

S.p.A. – Societa’ Per Azioni is an Italian shared company.

NOTES TO QUARTERLY PORTFOLIO INVESTMENTS

July 31, 2008

1. Organization:

Alpine Global Dynamic Dividend Fund (the “Fund”) is a diversified, closed-end management investment company. The Fund was organized as a Delaware statutory trust on May 11, 2006, and had no operating history prior to July 26, 2006. The Fund has an investment objective to provide high current dividend income, more than 50% of which qualifies for the reduced federal income tax rates created by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund also focuses on long-term growth of capital as a secondary investment objective.

The Fund had no operations prior to July 26, 2006 other than matters relating to its organization and the sale and issuance of 5,235,602 shares of beneficial interest in the Fund to Alpine Woods Capital Investors, LLC (“Alpine Woods”) at a net asset value of $19.10 per share. Alpine Woods serves as the Fund’s investment adviser. The Fund’s Common Shares are listed on the New York Stock Exchange (“NYSE”) under the symbol “AGD”.

The following summarizes the significant accounting policies of the Fund.

2. Security Valuation:

The net asset value (“NAV”) of shares of the Fund is calculated by dividing the value of the Fund’s net assets by the number of outstanding shares. NAV is determined each day the New York Stock Exchange (the “NYSE”) is open as of the close of regular trading (normally, 4:00 p.m., Eastern time). In computing NAV, portfolio securities of the Fund are valued at their current market values determined on the basis of market quotations. In computing the Fund’s net asset value, portfolio securities that are traded on a securities exchange in the United States, except for option securities, are valued at the last reported sale price as of the time of valuation, or lacking any current reported sale at the time of valuation, at the mean between the most recent bid and asked quotations. Each option security - traded on a securities exchange in the United States is valued at the last current reported sale price as of the time of valuation if the last current reported sale price falls within the consolidated bid/ask quote for the option security. If the last current reported sale price as of the time of valuation does not fall within the consolidated bid/ask quote for the option security, the security is valued at the mid-point of the consolidated bid/ask quote for the option security. Each security traded in the over-the-counter market and quoted on the NASDAQ National Market System, is valued at the NASDAQ Official Closing Price (“NOCP”), as determined by NASDAQ, or lacking an NOCP, the last current reported sale price as of the time of valuation by NASDAQ, or lacking any current reported sale on NASDAQ at the time of valuation, at the mean between the most recent bid and asked quotations. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued by the counterparty, or if the counterparty’s price is not readily available then by using the Black-Scholes method. Each other security traded over-the-counter is valued at the mean between the most recent bid and asked quotations. Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates market value.

When market quotations are not readily available or when the valuation methods mentioned above are not reflective of a fair value of the security, the security is valued at a fair value following procedures and/or guidelines approved by the Board of Trustees, which may include utilizing a systematic fair valuation model provided by an independent pricing system. The Fund may also use fair value pricing, if the value of a security it holds is, pursuant to Board of Trustees guidelines, materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is traded. These procedures may utilize valuations furnished by pricing services approved by the Board of Trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. When fair value pricing is employed, the value of the portfolio security used to calculate the Fund’s net asset value may differ from quoted or official closing prices.

Securities that are principally traded in a foreign market are valued at the last current sale price at the time of valuation or lacking any current or reported sale, at the time of valuation, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day on which the NYSE is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s net asset value is not calculated. As stated above, if the market prices are not readily available or are not reflective of the fair value of the security, the security will be priced at a fair value following procedures approved by the Board of Trustees. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate.

3. Foreign Securities:

The Fund may invest a portion of its assets in foreign securities. In the event that the Fund executes a foreign security transaction, the Fund will generally enter into a forward foreign currency contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks.

The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

The effect of changes in foreign currency exchange rates on investments is included with the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.

4.  Securities Transactions and Investment Income:

Investment security transactions are accounted for as of trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis, which includes amortization of premium and accretion of discounts. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the highest cost basis for both financial reporting and income tax purposes.

5. Income Tax

Income Tax - Net unrealized appreciation/depreciation of investments based on federal tax costs were as follows:

Gross appreciation (excess of value over tax cost)	13,867,967
Gross depreciation (excess of tax cost over value)	(66,959,953)
Net unrealized appreciation/(depreciation)	(53,091,986)
Cost of investments for income tax purposes	385,702,437

6. New Accounting Pronouncements:

In September 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Statement No. 157, “Fair Valuation Measurement” (“SFAS No. 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund is currently evaluating the potential impact the adoption of SFAS No. 157 will have on the Fund’s financial statements.

Item 2 - Controls and Procedures.

(a)           The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)           There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALPINE GLOBAL DYNAMIC DIVIDEND FUND

By:	/s/ Samuel A. Lieber
Samuel A. Lieber
President (Principal Executive Officer)

Date:	September 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Samuel A. Lieber
Samuel A. Lieber
President (Principal Executive Officer)

Date:	September 29, 2008

By:	/s/ Sheldon Flamm
Sheldon Flamm
Chief Financial Officer (Principal
Financial Officer)

Date:	September 29, 2008

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